EVENTS OCCURRING AFTER THE REPORTING PERIOD (Tables)	12 Months Ended
Jun. 30, 2022
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Summary of fair value of the consideration of payment

Shares issued	154,795
Assumed share-based payments	2,127
Cash	29
Total consideration of payment	156,951

Summary of assets acquired, liabilities assumed, and non-controlling interest recognized

Cash and cash equivalents	3,749
Accounts receivable	10,436
Inventories	10,902
Prepaid expenses and other current assets	1,481
Property, plant and equipment, net	13,140
Right of use assets, net	3,005
Intangible assets, net	96,894
Restricted cash	1,560
Other assets	684
Accounts payable	(8,490)
Accrued liabilities	(10,934)
Deferred revenue	(1,287)
Lease liability	(3,245)
Debt	(28,818)
Deferred tax	(16,705)
Other liabilities	(562)
Fair value of net assets acquired	71,810

Goodwill	85,141

Total consideration	156,951